Stock Options and Warrants - Series B Price Adjustment - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended		0 Months Ended					1 Months Ended	3 Months Ended		0 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Oct. 24, 2013	Oct. 24, 2013	Oct. 17, 2013	Jul. 24, 2013	Jul. 19, 2013	Jul. 19, 2013	Dec. 31, 2013	Sep. 30, 2013	Jul. 31, 2013	Sep. 30, 2014	Jun. 11, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised		16,954,822
Proceeds from exercise of warrants	$ 242,000	$ 2,386,000	$ 4,000
Common stock reserved for future issuance		37,888,154								37,888,154			0
Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding		666,666								666,666
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of closing bid price for calculation of exercise price of warrants						20.00%
Closing bid price						$ 0.1815
Number of warrants exercised		16,754,822		12,304,822	12,304,822
Adjusted exercise price				$ 0.1452	$ 0.1452
Proceeds from exercise of warrants		2,356,000		1,722,000						2,144,000	242,000
Warrants exercise price							$ 0.15	$ 0.15	$ 0.15
Warrants expired unexercised				3,245,178
Proceeds from warrants					1,722,000
Series B Warrants [Member] | Adjusted [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised		4,450,000
Proceeds from exercise of warrants		634,000
Warrants exercise price		$ 0.15
Proceeds from warrants		634,000
Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised		200,000
Proceeds from exercise of warrants		30,000
Warrants exercise price								$ 0.15				$ 0.15
Proceeds from warrants		$ 30,000
Common stock reserved for future issuance		36,554,822								36,554,822				36,554,822